Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

(215) 564-8000

droeber@stradley.com

(215) 564-8179

December 29, 2014

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BMO LGM Frontier Markets Equity Fund
File Nos. 333-193915 and 811-22882

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 1, Amendment No. 3 (the “Amendment”), to the Registration Statement on Form N-2 of BMO LGM Frontier Markets Equity Fund. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on December 23, 2014 (Accession No. 0001193125-14-452397).

Please direct any questions or comments relating to this certification to me at (215) 564-8179.

Very truly yours,

/s/ David F. Roeber
David F. Roeber